Restricted Cash	6 Months Ended
Jun. 30, 2014
Restricted Cash
Restricted Cash

3                              Restricted Cash

Restricted cash is comprised of the following (in thousands):

	As of June 30, 2014	As of December 31, 2013
Retention account	$2,820	$2,841
Restricted deposits	55,581	11,876
Total	$58,401	$14,717

The Company was required to maintain cash of $2.8 million as of June 30, 2014 and December 31, 2013, respectively, in a retention bank account as collateral for the upcoming scheduled debt payments of its KEXIM and KEXIM-ABN Amro credit facilities, which were recorded under current assets in the Company’s Balance Sheets.

Furthermore, the Company recorded current restricted cash of $0.4 million in relation to cash collateral for one of its outstanding swaps as of June 30, 2014 and December 31, 2013 (which swap expires within 2014). In addition, on March 27, 2013, the Company entered into an agreement with the lenders under the HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank credit facility. The agreement provided the Company the option to sell, for cash, up to 9 mortgaged vessels (the Henry, the Pride, the Independence, the Honour, the Elbe, the Hope, the Lotus, the Kalamata and the Komodo) with the sale proceeds less sale commissions from such vessels’ sales to be deposited in a restricted cash account and used to finance the acquisition of new containership vessels no later than December 31, 2013. Any funds remaining in this restricted cash account after that date were to be applied towards prepayment of the respective credit facility. As of December 31, 2013, the Company had concluded the sales of all vessels under the agreement. Furthermore, the Company had acquired a 2,452 TEU containership, the Amalia C, built in 1998 for a contract price of $6.6 million, a 2,602 TEU containership, the Niledutch Zebra, built in 2001 for a contract price of $10.1 million, a 2,524 TEU containership, the Niledutch Palanca, built in 2001 for a contract price of $11.9 million and a 3,430 TEU containership, the Dimitris C, built in 2001 for a contract price of $14.9 million. As of December 31, 2013, an amount of $11.4 million was recorded as current restricted cash, which was applied towards prepayment of the respective credit facility on February 18, 2014.

As of June 30, 2014, the Company recorded non-current restricted cash of $55.2 million in relation to the sale proceeds less sale commissions of the Marathonas, the Commodore, the Duka, the Mytilini and the Messologi, representing collateral under the HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank credit facility.